Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Weighted Average Range of Inputs	The weighted average range of inputs to the Black-Scholes Model for the grants issued during the three months ended March 31, 2024 is as follows:
Stock Price	$0.52
Exercise Price	$0.52
Dividend yield	0%
Expected volatility	254.49%
Risk-Free interest rate	3.97%
Expected life (in years)	5.25
The weighted average range of inputs to the Black-Scholes Model for the grants issued during the year ended December 31, 2023 is as follows:
Stock Price	$1.24
Exercise Price	$1.24
Dividend yield	0%
Expected volatility	244.71%
Risk-Free interest rate	4.25%
Expected life (in years)	6.00

Schedule of Stock Option Activity	Stock option activity for the three months ended March 31, 2024 is summarized as follows:
		Weighted	Weighted
		Average	Average
	Shares	Exercise Price	Remaining Term
Options outstanding January 1, 2024	9,882,500	$1.43	8.91 Years
Options granted	2,000,000	$0.52	10 Years
Options exercised	-	-	-
Options cancelled	(3,060,000)	$1.58	-
Options outstanding at March 31, 2024	8,822,500	$1.15	9.18 Years
Options exercisable at March 31, 2024	3,222,500	$1.16	8.49 Years

Stock option activity for the period ended December 31, 2023 is summarized as follows:
			Weighted
		Weighted	Average
	Shares	Average Exercise Price	Remaining Term
Options outstanding January 1, 2022	5,297,500	$1.74	9.43 Years
Options granted	3,365,000	$1.72	10.0 Years
Options exercised	-	-	-
Options cancelled	(2,767,500)	$1.80	-
Options outstanding at December 31, 2022	5,895,000	$1.69	9.15 Years
Options granted	6,440,000	$1.24	10.0 Years
Options exercised	-	-	-
Options cancelled	(2,452,500)	$1.58	-
Options outstanding at December 31, 2023	9,882,500	$1.43	8.91 Years
Options exercisable at December 31, 2023	3,181,250	$1.24	8.34 Years

Schedule of Restricted Stock Unit	Restricted stock unit (“RSU”) activity is summarized as follows:
Shares
RSUs outstanding at December 31, 2023	65,000
RSUs granted	-
RSUs released	-
RSUs forfeited	(65,000)
RSUs outstanding at March 31, 2024	0
Restricted stock unit (“RSU”) activity is summarized as follows:
Shares
RSUs outstanding at December 31, 2021	-
RSUs granted	2,000,000
RSUs released	-
RSUs forfeited	-
RSUs outstanding at December 31, 2022	2,000,000
RSUs granted	65,000
RSUs released	-
RSUs forfeited	(2,000,000)
RSUs outstanding at December 31, 2023	65,000

Schedule of Warrant Activity	Warrant activity is summarized as follows:
		Weighted	Weighted
		Average	Average
	Shares	Exercise Price	Remaining Term
Warrants outstanding January 1, 2024	1,705,000	$1.25	3.34 Years
Issued	-
Exercised	-		-
Expired	-		-
Warrants outstanding at March 31, 2024	1,705,000	$0.01	3.09 Years
Warrants exercisable at March 31, 2024	1,705,000	$0.01	3.09 Years
Warrant activity is summarized as follows:
			Weighted
		Weighted	Average
	Shares	Average Exercise Price	Remaining Term
Warrants outstanding January 1, 2022	165,000	$1.25	4.40 Years
Issued	1,540,000	$1.25	5 Years
Exercised	-		-
Expired	-		-
Warrants outstanding December 31, 2022	1,705,000	$1.25	4.34 Years
Issued	-
Exercised	-		-
Expired	-		-
Warrants outstanding at December 31, 2023	1,705,000	$1.25	3.34 Years
Warrants exercisable at December 31, 2023	1,705,000	$1.25	3.34 Years